Leases - Schedule on Impact of ASC 842 on Consolidated Balance Sheets (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Operating leases:
Right-of-use assets	¥ 37,616,541	$ 5,453,886	¥ 42,417,409
Lease liabilities-current	16,920,429	2,453,232	17,351,427
Lease liabilities-non-current	¥ 19,528,763	$ 2,831,404	¥ 23,365,840